Debt securities - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Provisions
Disclosure of financial assets [line items]
Financial assets	€ (5,945)	€ (6,049)
Debt securities
Disclosure of financial assets [line items]
Financial assets	113,924	108,078
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	103,435	98,026
Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(26)	(27)
Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	52,604	47,780
Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,642	3,344
Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,282	27,985
Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,639	9,791
Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	206	1,033
Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,963	3,261
Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,100	4,832
Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	103,409	97,999
Debt securities at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	14,501	15,586
Debt securities at fair value through profit or loss | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,986	5,506
Debt securities at fair value through profit or loss | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	274	289
Debt securities at fair value through profit or loss | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	433	444
Debt securities at fair value through profit or loss | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	730	1,027
Debt securities at fair value through profit or loss | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	17	848
Debt securities at fair value through profit or loss | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,775	2,141
Debt securities at fair value through profit or loss | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	757	757
Debt securities at fair value through profit or loss | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	3,986	5,506
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	49,846	46,389	€ 41,116
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	45,618	42,219
Debt securities at fair value through other comprehensive income | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	45,633	42,231
Debt securities at fair value through other comprehensive income | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(15)	(12)
Debt securities at fair value through other comprehensive income | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	28,784	24,757
Debt securities at fair value through other comprehensive income | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through other comprehensive income | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	11,889	11,513
Debt securities at fair value through other comprehensive income | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,102	4,108
Debt securities at fair value through other comprehensive income | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	82	79
Debt securities at fair value through other comprehensive income | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	95	980
Debt securities at fair value through other comprehensive income | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	681	794
Debt securities at fair value through other comprehensive income | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	45,618	42,219
Debt securities at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	53,805	50,273
Debt securities at amortised cost | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	53,816	50,288
Debt securities at amortised cost | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(12)	(15)
Debt securities at amortised cost | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,546	22,734
Debt securities at amortised cost | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,209	2,900
Debt securities at amortised cost | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	16,663	15,445
Debt securities at amortised cost | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,537	5,683
Debt securities at amortised cost | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	108	106
Debt securities at amortised cost | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	92	139
Debt securities at amortised cost | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,662	3,281
Debt securities at amortised cost | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	€ 53,805	€ 50,273